Basis of preparation and recent accounting developments	12 Months Ended
Mar. 31, 2025
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Basis of preparation and recent accounting developments	1. Basis of preparation and recent accounting developments

Accounting policies describe our approach to recognising and measuring transactions and balances in the year. The accounting policies applicable across the financial statements are shown below, whereas accounting policies that are specific to a component of the financial statements have been incorporated into the relevant note.
This section also shows areas of judgement and key sources of estimation uncertainty in these financial statements. In addition, we have summarised new International Accounting Standards Board (IASB) and accounting standards, amendments and interpretations and whether these are effective for this year end or in later years, explaining how significant changes are expected to affect our reported results.

National Grid’s principal activities involve the transmission and distribution of electricity in Great Britain and of electricity and gas in northeastern US. The Company is a public limited liability company incorporated and domiciled in England and Wales, with its registered office at 1–3 Strand, London, WC2N 5EH.
The Company, National Grid plc, which is the ultimate parent of the
Group, has its primary listing on the London Stock Exchange and is also quoted on the New York Stock Exchange.
These consolidated financial statements were approved for issue by the Board on 14 May 2025.
These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the
International Accounting Standards Board (IASB). They are prepared on the basis of all IFRS accounting standards and interpretations that are mandatory for the period ended 31 March 2025 and in accordance with the Companies Act 2006. The comparative
financial information has also been prepared on this basis.
The consolidated financial statements have been prepared on
a historical cost basis, except for the recording of pension assets and liabilities, the revaluation of derivative financial instruments and certain commodity contracts and certain financial assets and liabilities measured at fair value.
These consolidated financial statements are presented in pounds sterling, which is also the functional currency of the Company.
The notes to the financial statements have been prepared on a continuing basis unless otherwise stated.
A. Going concern
As part of the Directors’ consideration of the appropriateness of adopting the going concern basis of accounting in preparing these financial statements, the Directors have assessed the principal risks alongside potential downside business cash flow scenarios impacting the Group’s operations. The Directors specifically considered both a base case and reasonable worst-case scenario for business cash flows.
The main cash flow impacts identified in the reasonable worst-case scenario are:
•the timing of the sale of assets classified as held for sale
(see note 10);
•adverse impacts of higher spend on our capital expenditure
programme;
•adverse impact from timing across the Group (i.e. a net under-
recovery of allowed revenues or reductions in over-collections)
and slower collections of outstanding receivables;
•higher operating and financing costs than expected, including non‑delivery of planned efficiencies across the Group; and
•the potential impact of further significant storms in the US.
As part of its analysis, the Board also considered the following potential levers at their discretion to improve the position identified by the analysis if the debt capital markets are not accessible:
•the payment of dividends to shareholders;
•significant changes in the phasing of the Group’s capital
expenditure programme, with elements of non-essential works
and programmes delayed; and
•a number of further reductions in operating expenditure across the Group.
Having considered the reasonable worst-case scenario and the further levers at the Board’s discretion, the Group continues to have headroom against the Group’s committed facilities identified in note 33 to the financial statements.
In addition to the above, the ability to raise new and extend existing financing was separately included in the analysis, and the Directors noted £3.2 billion of new long-term senior debt issued in the period from 1 April 2024 to 31 March 2025 as evidence of the Group’s ability to continue to have access to the debt capital markets if needed.
Based on the above, the Directors have concluded the Group is well placed to manage its financing and other business risks satisfactorily and have a reasonable expectation that the Group will have adequate resources to continue in operation for at least 12 months from the signing date of these consolidated financial statements. They therefore consider it appropriate to adopt the going concern basis of accounting in preparing the financial statements.
1. Basis of preparation and recent accounting developments continued
B. Basis of consolidation
The consolidated financial statements incorporate the results, assets and liabilities of the Company and its subsidiaries, together with a share of the results, assets and liabilities of joint operations.
A subsidiary is defined as an entity controlled by the Group. Control is achieved where the Group is exposed to, or has the rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
The Group accounts for joint ventures and associates using the equity method of accounting, where the investment is carried at cost plus post‑acquisition changes in the share of net assets of the joint venture or associate, less any provision for impairment. Losses in excess of the consolidated interest in joint ventures and associates are not recognised, except where the Company or its subsidiaries have made a commitment to make good those losses.
Where necessary, adjustments are made to bring the accounting policies used in the individual financial statements of the Company, subsidiaries, joint operations, joint ventures and associates into line with those used by the Group in its consolidated financial statements under IFRS. Intercompany transactions are eliminated.
The results of subsidiaries, joint operations, joint ventures and associates acquired or disposed of during the year are included in the consolidated income statement from the effective date of acquisition or up to the effective date of disposal, as appropriate.
Acquisitions are accounted for using the acquisition method, where the purchase price is allocated to the identifiable assets acquired and liabilities assumed on a fair value basis and the remainder recognised as goodwill.
C. Foreign currencies
Transactions in currencies other than the functional currency of the
Company or subsidiary concerned are recorded at the rates of exchange prevailing on the date of the transactions. At each reporting date, monetary assets and liabilities that are denominated in foreign currencies are retranslated at closing exchange rates. Non-monetary assets are not retranslated unless they are carried at fair value.
Gains and losses arising on the retranslation of monetary assets and liabilities are included in the income statement, except where the application of hedge accounting requires inclusion in other comprehensive income (see note 32(e)).
On consolidation, the assets and liabilities of operations that have a functional currency different from the Company’s functional currency of pounds sterling, principally our US operations that have a functional currency of US dollars, are translated at exchange rates prevailing at the reporting date. Income and expense items are translated at the average exchange rates for the period where these do not differ materially from rates at the date of the transaction. Exchange differences arising are recognised in other comprehensive income and transferred to the consolidated translation reserve within other equity reserves (see note 28).
D. Disposal of the UK Electricity System Operator (ESO)
In October 2023, legislation required to enable the separation of the
ESO and the formation of the National Energy System Operator
(NESO), which is now responsible across both the electricity and gas systems, was passed through Parliament (see note 10). On 1 October
2024, the Group completed the disposal for consideration of
£673 million, recognising a gain on disposal of £187 million. The ESO did not meet the criteria for classification as a discontinued operation and therefore its results have not been separately disclosed on the face of the income statement, and are instead included within the results from continuing operations.
E. Disposal of the UK Gas Transmission business
As described in note 10, on 26 September 2024 the Group completed the disposal of its final 20% interest in the UK Gas Transmission business (held through its associate GasT TopCo Limited) that was classified as held for sale. The gain on disposal of GasT TopCo Limited has been recorded within discontinued operations. As an associate held for sale, the Group did not recognise any share of results in the period prior to disposal.
1. Basis of preparation and recent accounting developments continued
F. Areas of judgement and key sources
of estimation uncertainty
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities, and the reported amounts of revenue and expenses during the reporting period.
Actual results could differ from these estimates. Information about such judgements and estimations is in the notes to the financial statements, and the key areas are summarised below.
Areas of judgement that have the most significant effect on the amounts recognised in the financial statements are:
•the judgement that it is appropriate to classify our liquefied natural gas storage business at the Isle of Grain in the UK (Grain LNG) and
National Grid Renewables Development LLC (NG Renewables), our
US onshore renewables business, as held for sale, as detailed in note 10; and
•the judgement that, notwithstanding legislation enacted and targets committing the states of New York and Massachusetts to achieving net zero greenhouse gas emissions by 2050, these do not shorten the remaining useful economic lives (UELs) of our US gas network assets, which we consider will have an expected use and utility beyond 2050 (see key sources of estimation uncertainty below and note 13).
Key sources of estimation uncertainty that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are:
•the cash flows and real discount rates applied in determining the US environmental provisions, in particular relating to
three Superfund sites and certain other legacy Manufacturing
Gas Plant (MGP) sites (see note 26);
•the estimates made regarding the UELs of our gas network assets due to uncertainty over the pace of delivery of the energy transition and the multiple pathways by which it could be delivered. Our estimates consider anticipated changes in customer behaviour and developments in new technology, the potential to decarbonise fuel through the use of renewable natural gas and green hydrogen, and the feasibility and affordability of increased electrification (see note
13 for details and sensitivity analysis); and
•the valuation of liabilities for pensions and other post-retirement benefits (see note 25).
In order to illustrate the impact that changes in assumptions for the valuation of pension assets and liabilities and cash flows for environmental provisions could have on our results and financial position, we have included sensitivity analysis in note 35.
G. Impact of climate change and the transition
to net zero
In preparing these financial statements for the year ended 31 March
2025, management has taken into account the Group’s commitments regarding its transition to net zero and the impact of climate change.
The Group has a published climate transition plan which sets out its targets to achieve this commitment by 2050, in line with the Paris
Agreement. Management has also identified a number of significant climate-related risks and opportunities. Changes to the Group’s commitments and the impact of climate change may have a material impact on the currently reported amounts of the Group’s assets and liabilities and on similar assets and liabilities that may be recognised in future reporting periods, as set out above with respect to the judgement and key source of estimation uncertainty regarding the UELs of our US gas network assets. Other climate and transition impacts are further detailed below.
Repairs to property, plant and equipment and climate
adaptation activities
The Group’s network assets recorded within property, plant and equipment (PP&E) are at risk of physical impacts from extreme weather events such as major storms which may be accentuated by increased frequency of weather incidents and changing long-term climate trends, thereby leading to asset damage. Major storm costs in the US, net of deductibles and disallowances, incurred by the Group are recoverable as revenue in future periods under our rate plans but the associated repair costs are expensed as incurred as other operating costs under IFRS.
Impairment of property, plant and equipment and goodwill
Included within the Group’s plant and machinery (see note 13) are
£295 million of oil- and gas-fired electricity generation units with approximately 3,800 MW of electric generation capacity located in
Long Island, New York. While the Group retains ownership of these assets, it sells all of the capacity, energy in response to dispatch requests, and any related ancillary services provided by the generating facilities to the Long Island Power Authority (LIPA) via a Power Supply
Agreement running until 2028.
The maximum UEL for these units ends in 2040, which aligns to the target set by the state of New York to achieve decarbonised power generation by 2040. However, there is a risk that the UEL of certain, or all, of the units may be shortened, depending on the progress of decarbonisation activities in Long Island. The Group believes there are no material accounting judgements in respect of the generation assets and the UELs have not been accelerated in the year.
The UELs of our assets related to our commercial operations in LNG at Providence, Rhode Island are informed by the recovery periods used for ratemaking purposes and the majority of the UELs are covered by fixed price service contracts. The net book value of these assets will be immaterial by 2050. The assets related to the Group’s LNG storage facility at the Isle of Grain in the UK were classified as held for sale in the year and have a maximum UEL to 2045, which is in line with the current commercial contracts. Accordingly, the Group believes there are no material accounting judgements in respect of the UELs of the
LNG assets as of 31 March 2025.
1. Basis of preparation and recent accounting developments continued
G. Impact of climate change and the transition to net zero
continued
The net zero pathway may also impact our US gas networks which in turn may affect the recoverable amount of our New York and New
England cash-generating units (CGUs). In assessing the recoverability of our CGUs (see note 11), we calculate the value-in-use based on projections that incorporate our best estimates of future cash flows and assumptions pertaining to the net zero plans of the jurisdictions that we operate in. In respect of our New York and New England CGUs, our forecast cash flow duration used in our impairment testing is five years.
We apply a terminal growth rate informed by expected long-term economic inflation and the discount rate used takes into consideration the potential impact of net zero plans on our gas business. Accordingly, the impact of certain variables that will play out in the medium to long term as a result of the anticipated transition to decarbonised power generation are not anticipated to have an impact on the recoverable amount of our New York and New England CGUs.
Decommissioning provisions
Provisions to decommission significant portions of our regulated transmission and distribution assets are not recognised where no legal obligations exist, and a realistic alternative exists to incurring costs to decommission assets at the end of their life. Included within the
Group’s decommissioning provisions as at 31 March 2025 (see note
26) is £62 million relating to legal requirements to remove asbestos upon major renovation or demolition of our oil- and gas-fired electricity generation structures and facilities located in Long Island, New York.
As noted above, the progress of decarbonisation activities in Long
Island may bring forward the decommissioning of these assets, thereby increasing the present value of associated decommissioning
provisions. In the current year, there have been no material changes to the expected timing of decommissioning expenditures. Currently, the expected timing of decommissioning expenditures has not materially been brought forward but management will continue to review the facts and circumstances.
Sensitivity to commodity contract derivatives
The Group has contracts associated with the forward purchase of gas and enters into derivative financial instruments linked to commodity prices, including gas options and swaps which are used to manage market price volatility (see note 17(b)). As at 31 March 2025, the
Group’s gas commodity contract derivatives are primarily short-term and, accordingly, we do not anticipate a risk as a result of the transition to net zero.
H. Accounting policy choices
IFRS provides certain options available within accounting standards.
Choices we have made, and continue to make, include the following:
•Presentational formats: we use the nature of expense method for our income statement and aggregate our statement of financial position to net assets and total equity.
•Financial instruments: we normally opt to apply hedge accounting in most circumstances where this is permitted (see note 32(e)).
I. New IFRS accounting standards and interpretations
effective for the year ended 31 March 2025
The Group adopted the following new standards and amendments to standards which have had no material impact on the Group’s results or financial statement disclosures:
•amendments to IAS 1 ‘Non-current Liabilities with Covenants’ and
‘Classification of Liabilities as Current or Non-current’;
•amendments to IFRS 16 ‘Lease Liability in a Sale and Leaseback’;
and
•amendments to IAS 7 and IFRS 7 ‘Supplier Finance Arrangements’.
J. New IFRS accounting standards and interpretations
not yet adopted
The following new accounting standards and amendments to existing standards have been issued but are not yet effective:
•amendments to IAS 21 ‘Lack of exchangeability’;
•IFRS 18 ‘Presentation and Disclosure in Financial Statements’;
•IFRS 9 and IFRS 7 ‘Amendments to the Classification and
Measurement of Financial Instruments’;
•amendments to IFRS 9 and IFRS 7 ‘Contracts Referencing Nature-
dependent Electricity’;
•Annual Improvements to IFRS Accounting Standards – Volume 11;
and
•IFRS 19 ‘Subsidiaries without Public Accountability: Disclosures’.
The Group is currently assessing the impact of the above standards, but they are not expected to have a material impact other than in respect of IFRS 18.
IFRS 18 replaces IAS 1 and requires that companies classify all income and expenses into five categories in the statement of profit or loss, namely the operating, investing, financing, discontinued operations and income tax categories. Management-defined performance measures are disclosed in a single note and enhanced guidance is provided on the aggregation and disaggregation of information presented in the financial statements. The Group is in the process of assessing the impact of IFRS 18 and anticipates changes to certain presentational and disclosure-related matters in its consolidated financial statements in future periods.
The Group has not adopted any other standard, amendment or
interpretation that has been issued but is not yet effective.